Finance and operating leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Finance and operating leases	Finance and operating leases
As a lessee, the Company has finance and operating leases for heavy equipment, shop facilities, vehicles and office facilities. These leases have terms of 1 to 15 years, with options to extend on certain leases for up to five years. The Company generates operating lease income from the sublease of certain office facilities and heavy equipment rentals.
a) Minimum lease payments and receipts
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2024, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2025	$19,946	$2,382	$1,262
2026	15,414	2,020	723
2027	11,646	1,537	723
2028	7,048	1,318	723
2029 and thereafter	6,885	9,704	5,271
Total minimum lease payments	$60,939	$16,961	$8,702
Less: amount representing interest	(6,381)	(3,749)
Carrying amount of minimum lease payments	$54,558	$13,212
Less: current portion	(17,340)	(1,771)
Long term	$37,218	$11,441
b) Lease expenses and income

Year ended December 31,	2024	2023
Short-term lease expense	$28,518	$15,305
Operating lease expense	2,242	3,007
Operating lease income	(683)	(6,182)
During the year ended December 31, 2024, depreciation of equipment under finance leases was $16,806 (December 31, 2023 - $11,194). Finance lease obligations are included in long-term debt (note 14).
c) Supplemental information

	December 31, 2024	December 31, 2023
Weighted-average remaining lease term (in years):
Finance leases	3.5	2.6
Operating leases	9.9	10.3
Weighted-average discount rate:
Finance leases	5.65%	5.19%
Operating leases	5.02%	4.59%

Finance and operating leases	Finance and operating leases
As a lessee, the Company has finance and operating leases for heavy equipment, shop facilities, vehicles and office facilities. These leases have terms of 1 to 15 years, with options to extend on certain leases for up to five years. The Company generates operating lease income from the sublease of certain office facilities and heavy equipment rentals.
a) Minimum lease payments and receipts
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2024, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2025	$19,946	$2,382	$1,262
2026	15,414	2,020	723
2027	11,646	1,537	723
2028	7,048	1,318	723
2029 and thereafter	6,885	9,704	5,271
Total minimum lease payments	$60,939	$16,961	$8,702
Less: amount representing interest	(6,381)	(3,749)
Carrying amount of minimum lease payments	$54,558	$13,212
Less: current portion	(17,340)	(1,771)
Long term	$37,218	$11,441
b) Lease expenses and income

Year ended December 31,	2024	2023
Short-term lease expense	$28,518	$15,305
Operating lease expense	2,242	3,007
Operating lease income	(683)	(6,182)
During the year ended December 31, 2024, depreciation of equipment under finance leases was $16,806 (December 31, 2023 - $11,194). Finance lease obligations are included in long-term debt (note 14).
c) Supplemental information

	December 31, 2024	December 31, 2023
Weighted-average remaining lease term (in years):
Finance leases	3.5	2.6
Operating leases	9.9	10.3
Weighted-average discount rate:
Finance leases	5.65%	5.19%
Operating leases	5.02%	4.59%